Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2018 L / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate | (per share)				$ 7.7894	¥ 6.5250	$ 7.7534	¥ 6.9618	$ 7.8305	¥ 6.8755
Average exchange rate | (per share)				$ 7.8351	¥ 6.9042	$ 7.7559	¥ 6.9081		¥ 6.6090	L 7.8376
Restricted cash balance (in Dollars)	$ 9,500,000
Restricted cash balance (in Dollars)			$ 160,206
Property and equipment, net, percentage	5.00%
Current portion of capital lease and financing obligation (in Dollars)	$ 51,135	$ 711,421
Long term portion of capital lease and financing obligations (in Dollars)	$ 27,989	161,943
Lease property economic life percentage	75.00%
Present value percentage	90.00%
Unbilled amounts (in Dollars)	$ 1,551
Accrued freight costs (in Dollars)	1,322
Sales and marketing expenses (in Dollars)	50,083	77,615	65,856
Employee benefit amount (in Dollars)	$ 29,100	$ 56,097	$ 65,470
Value added tax, description	The Company is subject to value added tax (“VAT”). Revenue from provision of trucking services is generally subject to VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019 or at the rate of 11% in April 2018 and prior. For international transportation service income, the application VAT tax rate is 0% starting from May 2016. The Company is entitled to a refund for VAT already paid on goods and services purchased. The VAT balance is recorded in tax payables on the unaudited interim condensed consolidated balance sheets. Revenues are presented net of applicable VAT.
Tax benefit percentage	50.00%
Diluted ESP description	For the years ended December 31, 2020, 2019 and 2018, the diluted EPS was 0.08, 0.18 and 0.32, respectively.
Statutory reserves, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Other Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, description	For the year ended December 31, 2020, two customers accounted for 48.6% and 17.2% of the Company’s total revenues.
Customer Concentration Risk [Member] | Customer One [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		25.20%	20.40%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	54.30%	42.80%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		15.80%	16.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.20%	17.70%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		12.20%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		14.70%
Supplier Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk [Member] | Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	39.60%	49.90%	84.90%
Supplier Concentration Risk [Member] | Subcontractors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	26.10%	18.00%	14.10%
Supplier Concentration Risk [Member] | Subcontractors Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	17.60%	16.60%
Supplier Concentration Risk [Member] | Subcontractors Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		13.00%
Supplier Concentration Risk [Member] | Subcontracting Costs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		10.00%
Supplier Concentration Risk [Member] | Subcontractors One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	40.10%
Supplier Concentration Risk [Member] | Subcontractors One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		24.40%
Supplier Concentration Risk [Member] | Subcontractors Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	39.60%
Supplier Concentration Risk [Member] | Subcontractors Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		22.10%
Supplier Concentration Risk [Member] | Subcontractors Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	14.30%
Supplier Concentration Risk [Member] | Subcontractors Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		11.20%